UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2020
Date of reporting period: April 30, 2020

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Select U.S. Equity ETF | DUSA
Davis Select Financial ETF | DFNL
Davis Select Worldwide ETF | DWLD
Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

April 30, 2020

SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with financial intermediary.

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of April 30, 2020 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Davis Fundamental ETF Trust are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview
Davis Select U.S. Equity ETF’s net asset value and market price returns1 (-8.27% and -8.22%, respectively) underperformed the -3.16% return for the Standard & Poor’s 500® Index (the “Index”) for the six-month period ended April 30, 2020 (the “period”). The sectors2 within the Index that reported the strongest performance were Information Technology (up 11%), Health Care (up 7%), and Consumer Discretionary (up 1%). The sectors within the Index that reported the weakest performance were Energy (down 31%), Financials (down 18%), and Industrials (down 17%).
Detractors from Performance
The Fund’s Financials holdings were the most significant detractor3 from performance on both an absolute basis and relative to the Index. The hindrance on performance was largely due to weaker stock selection (down 23%, versus down 18%) and a significantly higher average weighting in this weak performing sector (46%, compared to 14%). Of the top ten detractors during the period, eight were from the Financials sector. Wells Fargo4 (down 43%) was the top detractor. The Fund increased the number of shares it owns of Wells Fargo by approximately sixty-six percent since the start of the period. Other detractors included Capital One Financial (down 30%), U.S. Bancorp (down 35%), Berkshire Hathaway (down 12%), Markel (down 26%), JPMorgan Chase (down 22%), American Express (down 21%), and Bank of New York (down 18%).
The Fund’s Energy holdings were another important detractor from the Fund’s absolute performance (down 45%, compared with down 31% for the Index). Apache (down 39%) was a top detractor for the period.
Compared to the Index, the Fund suffered from its lower average weighting in the two strong-performing sectors Information Technology (3%, versus 23%) and Health Care (3%, versus 14%).
Raytheon Technologies (down 22%), an Industrials holding formed from the United Technologies and Raytheon merger in April 2020, was an additional detractor from performance mostly due to the pre-merger performance of top ten holding, United Technologies.
Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor to the Fund’s absolute and relative performance. The Fund benefited from its strong stock selection (up 25%, compared with up 1%) and significant overweight position (20% average weighting, versus 10%) relative to the Index. A number of Consumer Discretionary holdings boosted Fund performance, including Amazon (up 39%), Alibaba (up 15%), New Oriental Education & Technology (up 5%), and Naspers (up 10%). Amazon was the top contributor during the period and was the largest holding at the end of the period, representing 12.01% of net assets.
The Communication Services sector was also beneficial to both absolute and relative performance. The Fund’s Communication Services holdings outperformed those of the Index (up 7%, versus up less than 1%). The Fund also benefited from having a higher average weighting (15%, versus 11% for the Index) in this sector. Alphabet (up 7%), the parent company of Google, was the second largest holding at the end of the period, representing 11.70% of net assets. Facebook (up 7%) was another security that generated strong returns.
Applied Materials (up 27%), Quest Diagnostics (up 10%), and Intel (up 7%) were additional top contributors. Carrier Global (up 5%), an Industrials holding spun off from the aforementioned United Technologies at time of the merger, was also a key contributor to performance despite its short time in the Fund.
The Fund’s foreign securities outperformed its U.S. securities (down 2%, versus down 11%).

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, focused portfolio risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, intraday indicative value risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2020, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

Average Annual Total Return for periods ended April 30, 2020

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	(6.69)%	4.59%	0.62%	0.62%
DUSA - Market Price	(6.74)%	4.61%	0.62%	0.62%
S&P 500® Index	0.86%	9.91%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2020

	1-Year	Since Fund’s Inception (01/11/17)
DUSA - Net Asset Value (NAV)	(12.62)%	0.41%
DUSA - Market Price	(12.73)%	0.38%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview
Davis Select Financial ETF’s net asset value and market price returns1 (‑23.31% and ‑23.33%, respectively) underperformed the -19.53% return of the S&P 500® Financials Index (the “Index”) for the six-month period ended April 30, 2020 (the “period”). It was a difficult period in which each of the industries2 within the Financials sector reported negative performance. The industries within the Index that reported the strongest performance, while still negative, were Capital Markets (down 4%) and Diversified Financial Services (down 12%). The industries within the Index that reported the weakest performance were Consumer Finance (down 30%), Banks (down 28%), and Insurance (down 21%).
Detractors from Performance
The Fund’s performance compared to the Index was negatively impacted by its Capital Markets position. This position was a leading detractor3 on account of the poor stock performance (down 12%, compared to down 4%) and a lower average weighting (18%, versus 22%). Bank of New York Mellon4 (down 18%) was among the top detractors.
The Banks industry was hit hard during the period. U.S. Bancorp (down 35%), the leading detractor, was the largest holding at the end of the period, representing 8.45% of net assets. Other Bank securities that weighed on performance included Wells Fargo (down 43%), DNB ASA (down 33%), PNC Financial (down 26%), JPMorgan Chase (down 22%), and Bank of America (down 22%).
The Fund’s Insurance securities were also a key detractor from performance. The Fund’s Insurance holdings performance was down 28% compared to the Index’s holdings which were down 21%. Markel (down 26%) was among the weaker performing securities.
Capital One Financial (down 30%) and American Express (down 21%), from the Consumer Finance industry, were leading detractors as well. Capital One Financial was the second largest holding at the end of the period, representing 7.87% of net assets.
During the period, the Fund had an average weight of 16% of its net assets in foreign securities. These foreign securities slightly underperformed the Fund’s U.S. holdings (down 25%, compared to down 23%).

Contributors to Performance
Only four securities had a positive return during the period. One of those securities was a non-financial holding. Alphabet (up 7%), which is the parent company of Google, was a top contributor during the period.
Truist Financial (up 12%) and M&T Bank (up 6%), two Bank holdings purchased in April 2020, were positive contributors during their short time in the Fund. Truist Financial is a holding company that was formed in December 2019 as a result of the merger of BB&T and SunTrust. KKR, a global investment management firm, was up less than one percent, and was subsequently sold during the period.
The Fund maintained a 2% average weighting in repurchase agreements during the period. In this negative return environment, the repurchase agreements position was among the top contributors.

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, intraday indicative value risk, emerging market risk, and mid and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2020, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

Average Annual Total Return for periods ended April 30, 2020

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	(21.57)%	(0.96)%	0.65%	0.65%
DFNL - Market Price	(21.58)%	(0.96)%	0.65%	0.65%
S&P 500® Financials Index	(16.71)%	1.01%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2020

	1-Year	Since Fund’s Inception (01/11/17)
DFNL - Net Asset Value (NAV)	(22.28)%	(3.52)%
DFNL - Market Price	(22.29)%	(3.54)%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview
Davis Select Worldwide ETF’s net asset value and market price returns1 (-5.12% and -5.50%, respectively) outperformed the -7.68% return for the Morgan Stanley Capital International All Country World Index (the “Index”) for the six-month period ended April 30, 2020 (the “period”). Only two sectors2 in the Index reported positive performance during the period; Information Technology (up 8%) and Health Care (up 7%). The other strongest, but still negative, performing sector was Communication Services (down 1%). The sectors within the Index that reported the weakest performance were Energy (down 31%), Financials (down 21%), and Industrials (down 17%).
Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor3 to the Fund’s performance on both an absolute basis and relative to those of the Index. The Fund benefited from its strong stock selection (up 19%, compared with down 4%) and significant overweight position (33% average weighting, versus 11%) relative to the Index. A number of Consumer Discretionary holdings boosted Fund performance, including JD.com4 (up 38%), Amazon (up 39%), Alibaba (up 15%), Naspers (up 10%), and New Oriental Education & Technology (up 5%). New Oriental Education & Technology, a provider of private educational services in China, was the largest position at the end of the period, representing 8.05% of net assets.
The Communication Services sector was also beneficial to both absolute and relative performance. The Fund’s Communication Services holdings outperformed those of the Index (up 4%, versus down 1%). The Fund also benefited from a higher average weighting (13%, versus 9% for the Index) in this sector. Alphabet (up 7%), the parent company of Google, and Facebook (up 7%) generated strong returns. Alphabet was the second-largest holding at the end of the period.
An additional contributor to performance was Sul America (up 21%), a Brazilian insurance company that the Fund no longer owns. Carrier Global (up 5%), an Industrials holding spun off from United Technologies in April 2020, was also a key performer despite its short time in the Fund.
The Fund’s foreign securities outperformed its U.S. securities (down 3% versus down 9%). A large part of this difference in performance was on account of the Fund’s Chinese holdings. The Fund’s Chinese holdings represented the Fund’s largest foreign position (an average weighting of 28% during the period).
Detractors from Performance
Financial holdings weighed heavily on the Fund’s performance. The Fund’s holdings were down 23%, compared to down 21% for the Index. The Fund suffered from a large weighting in this weak performing sector (average weight of 30%, versus 17%). Wells Fargo (down 43%) was the top detractor during the period. Other detractors included Capital One Financial (down 30%), DBS Group Holdings (down 25%), Danske Bank (down 17%), Berkshire Hathaway (down 12%), and Bank of N.T. Butterfield (down 31%).
The Energy sector holdings continued to be a significant detractor from the Fund’s performance. Seven Generations Energy (down 63%), Ovintiv (down 66%), which was formerly known as Encana, and Apache (down 39%) were all among the top detractors. At the end of the period, the Energy sector position represented only 2.05% of net assets.
The Fund’s performance relative to the Index was impacted significantly as a result of weighting. The Fund was underweight in the two strongest performing sectors (Information Technology average weighting of 9%, compared with 17%; and no holdings in Health Care during the period, compared to 12% average weighting).
Raytheon Technologies (down 22%), an Industrials holding formed from the United Technologies and Raytheon merger in April 2020, was an additional detractor from performance mostly due to the pre-merger performance of top ten holding, United Technologies. InterGlobe Aviation (down 35%), another Industrials holding, was also among the top detractors.

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, intraday indicative value risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2020, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment at NAV on January 11, 2017

Average Annual Total Return for periods ended April 30, 2020

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	(8.85)%	4.56%	0.63%	0.63%
DWLD - Market Price	(9.36)%	4.45%	0.63%	0.63%
MSCI ACWI®	(4.96)%	6.13%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2020

	1-Year	Since Fund’s Inception (01/11/17)
DWLD - Net Asset Value (NAV)	(14.78)%	0.65%
DWLD - Market Price	(14.96)%	0.60%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview
Davis Select International ETF’s net asset value and market price returns1 (‑6.73% and ‑7.42%, respectively) outperformed the ‑13.22% return for the Morgan Stanley Capital International All Country World Index ex USA (the “Index”) for the six-month period ended April 30, 2020 (the “period”). Only two sectors2 within the Index reported positive performance during the period; Health Care (up 6%) and Information Technology (up less than 1%). The other strongest, but still negative, performing sector was Communication Services (down 3%). The sectors within the Index that reported the weakest performance were Energy (down 31%), Financials (down 24%), and Real Estate (down 20%).
Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor3 to the Fund’s performance on both an absolute basis and relative to those of the Index. The Fund benefited primarily as a result of its strong stock selection (up 13%, compared with down 13%). This sector remained the largest position with an average weighting of 35% of net assets. JD.com4 (up 38%), Alibaba (up 15%), Meituan Dianping (up 12%), Naspers (up 10%), and New Oriental Education & Technology (up 5%) were all top contributors to performance. At the end of the period, New Oriental Education & Technology, Alibaba, and Meituan Dianping represented the three largest positions. During the period, the Fund more than doubled the number of shares it held of Meituan Dianping.
Other contributions were largely stock specific. They included a Brazilian insurance company that the Fund no longer owns, Sul America (up 21%), Roche Holding (up 19%), and Hollysys Automation (up 2%). The Fund initiated a new position in 58.com, a Chinese online marketplace. While the holding’s return was down for the entire period, a number of purchases in March, and subsequent performance of these shares, made this holding a top contributor.
While the Fund’s financial holdings were a top detractor on an absolute basis, these holdings were a contributor when compared to the Index. The Fund’s holdings outperformed those of the Index (down 19%, compared to down 24%).
The Fund ended the period with 15% of net assets in repurchase agreements. In the down market, the Fund’s repurchase agreements position was a positive contributor to performance. The Fund’s largest geographic position remained in Chinese securities (an average weighting of 39% during the period). The Fund’s Chinese securities were up 8%.
Detractors from Performance
The Fund’s Financials sector position was a big detractor to absolute performance. This position was down 19%. Five of the top ten detractors came from this sector. They included DBS Group Holdings (down 25%), Bank of N.T. Butterfield (down 31%), DNB ASA (down 33%), Danske Bank (down 17%), and Metro Bank (down 56%).
The Energy sector holdings were the most significant detractor from the Fund’s performance compared to the Index as a result of weaker stock selection (down 64%, compared to down 31%). Seven Generations Energy (down 63%) was the top detractor for the period.
A number of detractors came from the Industrials sector. Safran (down 42%), InterGlobe Aviation (down 35%), and Ferguson (down 15%) were all among the top detractors.
Trip.com, a Chinese provider of travel services, was the only holding from the Consumer Discretionary sector that did not have a positive return. The holding was down 22%.

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, intraday indicative value risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2020, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment at NAV on March 1, 2018

Average Annual Total Return for periods ended April 30, 2020

Fund & Benchmark Index	1-Year	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	(11.04)%	(7.19)%	0.66%	0.66%
DINT - Market Price	(11.79)%	(7.41)%	0.66%	0.66%
MSCI ACWI® ex USA	(11.51)%	(6.54)%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2020

	1-Year	Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	(14.53)%	(11.40)%
DINT - Market Price	(14.48)%	(11.31)%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	April 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/20 Net Assets)		(% of 04/30/20 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	83.88%	Diversified Financials	21.19%	4.64%
Common Stock (Foreign)	14.29%	Media & Entertainment	16.56%	8.76%
Short-Term Investments	2.46%	Retailing	16.12%	7.55%
Other Assets & Liabilities	(0.63)%	Banks	15.64%	4.03%
	100.00%	Capital Goods	11.20%	5.51%
		Insurance	5.65%	1.93%
		Consumer Services	4.51%	1.62%
		Information Technology	4.34%	25.71%
		Health Care	2.92%	15.36%
		Energy	1.73%	3.04%
		Automobiles & Components	0.14%	0.31%
		Other	–	21.54%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/20 Net Assets)

Amazon.com, Inc.	Retailing	12.01%
Alphabet Inc., Class C	Media & Entertainment	11.70%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	8.20%
Capital One Financial Corp.	Consumer Finance	5.86%
Facebook, Inc., Class A	Media & Entertainment	4.55%
U.S. Bancorp	Banks	4.45%
New Oriental Education & Technology Group, Inc., ADR	Consumer Services	4.42%
Raytheon Technologies Corp.	Capital Goods	4.37%
Carrier Global Corp.	Capital Goods	4.20%
Wells Fargo & Co.	Banks	4.10%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2020
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 10/31/18	248	0	0	1
11/01/18 – 10/31/19	234	0	0	0
11/01/19 – 04/30/20	83	0	0	1

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 10/31/18	3	0	0	0
11/01/18 – 10/31/19	17	0	0	0
11/01/19 – 04/30/20	39	0	1	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	April 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/20 Net Assets)		(% of 04/30/20 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	81.01%	Banks	40.77%	38.05%
Common Stock (Foreign)	17.52%	Capital Markets	19.83%	24.94%
Short-Term Investments	1.34%	Insurance	15.83%	18.17%
Other Assets & Liabilities	0.13%	Consumer Finance	13.95%	4.53%
	100.00%	Diversified Financial Services	7.23%	14.31%
		Media & Entertainment	2.39%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/20 Net Assets)

U.S. Bancorp	Banks	8.45%
Capital One Financial Corp.	Consumer Finance	7.87%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	7.12%
American Express Co.	Consumer Finance	5.88%
Markel Corp.	Property & Casualty Insurance	5.44%
Bank of New York Mellon Corp.	Capital Markets	5.25%
JPMorgan Chase & Co.	Banks	4.93%
PNC Financial Services Group, Inc.	Banks	4.79%
Bank of America Corp.	Banks	4.78%
Wells Fargo & Co.	Banks	4.69%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2020

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 10/31/18	241	0	0	0
11/01/18 – 10/31/19	144	1	0	0
11/01/19 – 04/30/20	77	1	1	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 10/31/18	11	0	0	0
11/01/18 – 10/31/19	106	0	0	0
11/01/19 – 04/30/20	44	1	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	April 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/20 Net Assets)		(% of 04/30/20 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	51.25%	Retailing	23.58%	6.14%
Common Stock (U.S.)	46.77%	Media & Entertainment	14.38%	6.55%
Short-Term Investments	2.00%	Banks	14.24%	6.84%
Other Assets & Liabilities	(0.02)%	Diversified Financials	13.09%	3.84%
	100.00%	Information Technology	10.31%	19.26%
		Capital Goods	10.13%	6.23%
		Consumer Services	8.21%	1.53%
		Insurance	2.55%	3.27%
		Energy	2.09%	3.89%
		Transportation	1.19%	1.99%
		Automobiles & Components	0.23%	1.75%
		Health Care	–	13.36%
		Other	–	25.35%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/20 Stock Holdings)		(% of Fund’s 04/30/20 Net Assets)

United States	47.72%	New Oriental Education & Technology Group, Inc., ADR	8.05%
China	28.17%	Alphabet Inc., Class C	7.01%
South Africa	4.59%	Amazon.com, Inc.	5.64%
United Kingdom	3.39%	Alibaba Group Holding Ltd., ADR	5.63%
Norway	3.14%	Capital One Financial Corp.	5.19%
Singapore	2.68%	JD.com, Inc., Class A, ADR	4.63%
Denmark	2.57%	Facebook, Inc., Class A	4.52%
Hong Kong	2.55%	Naspers Ltd. - N	4.50%
Switzerland	1.92%	Berkshire Hathaway Inc., Class B	4.46%
Bermuda	1.40%	Applied Materials, Inc.	4.43%
India	1.18%
Canada	0.69%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2020
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	194	6	0	1
11/01/17 – 10/31/18	232	1	0	0
11/01/18 – 10/31/19	147	0	0	0
11/01/19 – 04/30/20	79	0	1	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	2	0	0	0
11/01/17 – 10/31/18	19	0	0	0
11/01/18 – 10/31/19	104	0	0	0
11/01/19 – 04/30/20	42	2	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	April 30, 2020 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/20 Net Assets)		(% of 04/30/20 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	88.95%	Retailing	25.68%	4.40%
Short-Term Investments	14.94%	Banks	19.18%	10.83%
Other Assets & Liabilities	(3.89)%	Capital Goods	12.38%	7.25%
	100.00%	Consumer Services	10.34%	1.38%
		Media & Entertainment	7.38%	3.47%
		Diversified Financials	7.06%	3.05%
		Insurance	4.91%	4.85%
		Health Care	4.59%	10.66%
		Information Technology	3.77%	10.46%
		Transportation	2.37%	2.57%
		Energy	2.34%	5.18%
		Materials	–	7.31%
		Other	–	28.59%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/20 Stock Holdings)		(% of Fund’s 04/30/20 Net Assets)

China	44.68%	New Oriental Education & Technology Group, Inc., ADR	9.20%
Switzerland	9.65%	Alibaba Group Holding Ltd., ADR	6.88%
France	7.24%	Meituan Dianping, Class B	6.56%
Singapore	5.55%	DBS Group Holdings Ltd.	4.94%
Norway	5.33%	DNB ASA	4.74%
Denmark	5.26%	Danske Bank A/S	4.68%
Hong Kong	4.92%	JD.com, Inc., Class A, ADR	4.57%
South Africa	4.49%	Julius Baer Group Ltd.	4.50%
United Kingdom	4.35%	58.com, Inc., Class A, ADR	4.50%
Bermuda	2.73%	AIA Group Ltd.	4.37%
India	2.37%
Canada	2.34%
Germany	1.09%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through April 30, 2020
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 2, 2018 (commencement of trading) through April 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 10/31/18	140	21	0	0
11/01/18 – 10/31/19	219	10	0	0
11/01/19 – 04/30/20	80	7	1	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 10/31/18	9	0	0	0
11/01/18 – 10/31/19	22	0	0	0
11/01/19 – 04/30/20	30	6	0	0

DAVIS FUNDAMENTAL ETF TRUST	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended April 30, 2020.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares, or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher. For additional information visit the Funds’ website at www.davisetfs.com.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/01/19)	(04/30/20)	(11/01/19-04/30/20)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$917.27	$2.96
Hypothetical	$1,000.00	$1,021.78	$3.12
Davis Select Financial ETF
(annualized expense ratio 0.65%**)
Actual	$1,000.00	$766.93	$2.86
Hypothetical	$1,000.00	$1,021.63	$3.27
Davis Select Worldwide ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$948.82	$3.05
Hypothetical	$1,000.00	$1,021.73	$3.17
Davis Select International ETF
(annualized expense ratio 0.66%**)
Actual	$1,000.00	$932.71	$3.17
Hypothetical	$1,000.00	$1,021.58	$3.32

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	April 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.17%)
COMMUNICATION SERVICES – (16.25%)
Media & Entertainment – (16.25%)
Alphabet Inc., Class C *	19,937	$26,888,235
Facebook, Inc., Class A *	51,030	10,446,351
	Total Communication Services	37,334,586
CONSUMER DISCRETIONARY – (20.39%)
Automobiles & Components – (0.14%)
Adient plc *	20,931	313,546
Consumer Services – (4.42%)
New Oriental Education & Technology Group, Inc., ADR (China)*	79,597	10,161,353
Retailing – (15.83%)
Alibaba Group Holding Ltd., ADR (China)*	28,283	5,732,116
Amazon.com, Inc. *	11,154	27,594,996
Naspers Ltd. - N (South Africa)	19,386	3,031,874
		36,358,986
	Total Consumer Discretionary	46,833,885
ENERGY – (1.70%)
Apache Corp.	262,578	3,434,520
Ovintiv Inc.	72,987	462,008
	Total Energy	3,896,528
FINANCIALS – (41.70%)
Banks – (15.36%)
Bank of America Corp.	173,020	4,161,131
DBS Group Holdings Ltd. (Singapore)	201,000	2,845,059
JPMorgan Chase & Co.	90,170	8,634,679
U.S. Bancorp	279,815	10,213,248
Wells Fargo & Co.	324,464	9,425,679
		35,279,796
Diversified Financials – (20.80%)
Capital Markets – (3.13%)
Bank of New York Mellon Corp.	191,644	7,194,316
Consumer Finance – (9.47%)
American Express Co.	91,029	8,306,396
Capital One Financial Corp.	207,806	13,457,517
		21,763,913
Diversified Financial Services – (8.20%)
Berkshire Hathaway Inc., Class B *	100,496	18,828,930
		47,787,159
Insurance – (5.54%)
Life & Health Insurance – (2.39%)
AIA Group Ltd. (Hong Kong)	591,420	5,488,896
Property & Casualty Insurance – (3.15%)
Markel Corp. *	8,377	7,253,142
		12,742,038
	Total Financials	95,808,993

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	April 30, 2020 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (2.87%)
Health Care Equipment & Services – (2.87%)
	Quest Diagnostics Inc.	59,885	$6,593,937
		Total Health Care	6,593,937
INDUSTRIALS – (11.00%)
Capital Goods – (11.00%)
	Carrier Global Corp. *	545,138	9,654,394
	Ferguson PLC (United Kingdom)	77,071	5,567,987
	Raytheon Technologies Corp.	154,862	10,036,606
		Total Industrials	25,258,987
INFORMATION TECHNOLOGY – (4.26%)
Semiconductors & Semiconductor Equipment – (4.26%)
	Applied Materials, Inc.	95,502	4,744,539
	Intel Corp.	84,178	5,048,997
		Total Information Technology	9,793,536
	TOTAL COMMON STOCK – (Identified cost $218,026,732)		225,520,452
SHORT-TERM INVESTMENTS – (2.46%)
	INTL FCStone Financial Inc. Joint Repurchase Agreeent, 0.09%, 05/01/20, dated 04/30/20, repurchase value of $5,658,014 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/07/20-04/20/50, total market value $5,771,160)	$5,658,000	5,658,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,658,000)		5,658,000
	Total Investments – (100.63%) – (Identified cost $223,684,732)		231,178,452
	Liabilities Less Other Assets – (0.63%)		(1,438,134)
	Net Assets – (100.00%)		$229,740,318

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	April 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.53%)
COMMUNICATION SERVICES – (2.35%)
Media & Entertainment – (2.35%)
Alphabet Inc., Class C *	2,128	$2,869,949
	Total Communication Services	2,869,949
FINANCIALS – (96.18%)
Banks – (40.17%)
Bank of America Corp.	242,276	5,826,738
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	137,499	3,026,353
Danske Bank A/S (Denmark)*	160,071	1,899,436
DBS Group Holdings Ltd. (Singapore)	287,032	4,062,801
DNB ASA (Norway)	414,257	5,022,008
JPMorgan Chase & Co.	62,861	6,019,569
M&T Bank Corp.	3,929	440,362
Metro Bank PLC (United Kingdom)*	324,239	378,077
PNC Financial Services Group, Inc.	54,759	5,841,143
Truist Financial Corp.	12,513	466,985
U.S. Bancorp	282,607	10,315,155
Wells Fargo & Co.	196,950	5,721,398
		49,020,025
Diversified Financials – (40.41%)
Capital Markets – (19.54%)
Bank of New York Mellon Corp.	170,783	6,411,194
Charles Schwab Corp.	98,983	3,733,639
Goldman Sachs Group, Inc.	21,185	3,885,752
Julius Baer Group Ltd. (Switzerland)	131,468	5,153,845
State Street Corp.	73,847	4,655,315
		23,839,745
Consumer Finance – (13.75%)
American Express Co.	78,557	7,168,326
Capital One Financial Corp.	148,359	9,607,729
		16,776,055
Diversified Financial Services – (7.12%)
Berkshire Hathaway Inc., Class B *	46,385	8,690,694
		49,306,494
Insurance – (15.60%)
Property & Casualty Insurance – (10.15%)
Chubb Ltd.	26,900	2,905,469
Loews Corp.	81,947	2,840,283
Markel Corp. *	7,671	6,641,859
		12,387,611
Reinsurance – (5.45%)
Alleghany Corp.	5,276	2,815,854
Everest Re Group, Ltd.	7,335	1,269,908
Greenlight Capital Re, Ltd., Class A *	111,412	726,406

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	April 30, 2020 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	25,416	$1,834,218
			6,646,386
			19,033,997
		Total Financials	117,360,516
		TOTAL COMMON STOCK – (Identified cost $149,609,595)	120,230,465
SHORT-TERM INVESTMENTS – (1.34%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 05/01/20, dated 04/30/20, repurchase value of $1,633,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/07/20-04/20/50, total market value $1,665,660)	$1,633,000	1,633,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,633,000)	1,633,000
	Total Investments – (99.87%) – (Identified cost $151,242,595)		121,863,465
	Other Assets Less Liabilities – (0.13%)		157,742
		Net Assets – (100.00%)	$122,021,207

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	April 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.02%)
COMMUNICATION SERVICES – (14.10%)
Media & Entertainment – (14.10%)
58.com, Inc., Class A, ADR (China)*	88,768	$4,611,498
Alphabet Inc., Class C *	11,719	15,804,947
Baidu, Inc., Class A, ADR (China)*	11,666	1,177,449
Facebook, Inc., Class A *	49,719	10,177,976
	Total Communication Services	31,771,870
CONSUMER DISCRETIONARY – (31.39%)
Automobiles & Components – (0.22%)
Adient plc *	34,305	513,889
Consumer Services – (8.05%)
New Oriental Education & Technology Group, Inc., ADR (China)*	142,127	18,143,933
Retailing – (23.12%)
Alibaba Group Holding Ltd., ADR (China)*	62,634	12,694,033
Amazon.com, Inc. *	5,137	12,708,938
JD.com, Inc., Class A, ADR (China)*	242,076	10,433,475
Meituan Dianping, Class B (China)*	328,740	4,401,575
Naspers Ltd. - N (South Africa)	64,843	10,141,123
Quotient Technology Inc. *	239,675	1,720,866
		52,100,010
	Total Consumer Discretionary	70,757,832
ENERGY – (2.05%)
Apache Corp.	152,411	1,993,536
Ovintiv Inc.	173,865	1,100,566
Seven Generations Energy Ltd., Class A (Canada)*	736,520	1,523,889
	Total Energy	4,617,991
FINANCIALS – (29.29%)
Banks – (13.96%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	140,317	3,088,377
Danske Bank A/S (Denmark)*	477,836	5,670,103
DBS Group Holdings Ltd. (Singapore)	418,620	5,925,366
DNB ASA (Norway)	571,514	6,928,423
Metro Bank PLC (United Kingdom)*	517,320	603,218
Wells Fargo & Co.	317,987	9,237,523
		31,453,010
Diversified Financials – (12.83%)
Capital Markets – (2.91%)
Julius Baer Group Ltd. (Switzerland)	108,024	4,234,787
Noah Holdings Ltd., ADS (China)*	84,047	2,333,145
		6,567,932
Consumer Finance – (5.46%)
Capital One Financial Corp.	180,677	11,700,643
Yiren Digital Ltd., ADR (China)*	153,677	607,024
		12,307,667
Diversified Financial Services – (4.46%)
Berkshire Hathaway Inc., Class B *	53,626	10,047,367
		28,922,966

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	April 30, 2020 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.50%)
	Life & Health Insurance – (2.50%)
	AIA Group Ltd. (Hong Kong)	606,590	$5,629,687
		Total Financials	66,005,663
INDUSTRIALS – (11.09%)
Capital Goods – (9.93%)
	Carrier Global Corp. *	400,587	7,094,396
	Ferguson PLC (United Kingdom)	95,365	6,889,635
	Raytheon Technologies Corp.	129,394	8,386,025
			22,370,056
Transportation – (1.16%)
	InterGlobe Aviation Ltd. (India)	198,054	2,618,918
		Total Industrials	24,988,974
INFORMATION TECHNOLOGY – (10.10%)
Semiconductors & Semiconductor Equipment – (6.62%)
	Applied Materials, Inc.	200,942	9,982,799
	Intel Corp.	82,400	4,942,352
			14,925,151
Technology Hardware & Equipment – (3.48%)
	Hollysys Automation Technologies Ltd. (China)	546,689	7,839,520
		Total Information Technology	22,764,671
	TOTAL COMMON STOCK – (Identified cost $242,170,147)		220,907,001
SHORT-TERM INVESTMENTS – (2.00%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 05/01/20, dated 04/30/20, repurchase value of $4,503,011 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/07/20-04/20/50, total market value $4,593,060)	$4,503,000	4,503,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,503,000)		4,503,000
	Total Investments – (100.02%) – (Identified cost $246,673,147)		225,410,001
	Liabilities Less Other Assets – (0.02%)		(54,066)
	Net Assets – (100.00%)		$225,355,935

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	April 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (88.95%)
COMMUNICATION SERVICES – (6.57%)
Media & Entertainment – (6.57%)
58.com, Inc., Class A, ADR (China)*	153,963	$7,998,378
Baidu, Inc., Class A, ADR (China)*	13,080	1,320,164
iQIYI, Inc., Class A, ADR (China)*	138,839	2,356,098
	Total Communication Services	11,674,640
CONSUMER DISCRETIONARY – (32.04%)
Consumer Services – (9.20%)
New Oriental Education & Technology Group, Inc., ADR (China)*	128,033	16,344,693
Retailing – (22.84%)
Alibaba Group Holding Ltd., ADR (China)*	60,315	12,224,041
JD.com, Inc., Class A, ADR (China)*	188,675	8,131,892
Meituan Dianping, Class B (China)*	870,270	11,652,245
Naspers Ltd. - N (South Africa)	45,354	7,093,140
Trip.com Group Ltd., ADR (China)*	58,464	1,506,033
		40,607,351
	Total Consumer Discretionary	56,952,044
ENERGY – (2.08%)
Seven Generations Energy Ltd., Class A (Canada)*	1,790,923	3,705,491
	Total Energy	3,705,491
FINANCIALS – (27.71%)
Banks – (17.06%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	196,408	4,322,940
Danske Bank A/S (Denmark)*	701,167	8,320,196
DBS Group Holdings Ltd. (Singapore)	620,110	8,777,361
DNB ASA (Norway)	694,618	8,420,804
Metro Bank PLC (United Kingdom)*	414,193	482,967
		30,324,268
Diversified Financials – (6.28%)
Capital Markets – (5.92%)
Julius Baer Group Ltd. (Switzerland)	204,245	8,006,869
Noah Holdings Ltd., ADS (China)*	90,892	2,523,162
		10,530,031
Consumer Finance – (0.36%)
Yiren Digital Ltd., ADR (China)*	160,951	635,757
		11,165,788
Insurance – (4.37%)
Life & Health Insurance – (4.37%)
AIA Group Ltd. (Hong Kong)	837,390	7,771,714
	Total Financials	49,261,770
HEALTH CARE – (4.08%)
Pharmaceuticals, Biotechnology & Life Sciences – (4.08%)
Novartis AG, ADR (Switzerland)	37,472	3,175,003
Roche Holding AG - Genusschein (Switzerland)	11,736	4,078,571
	Total Health Care	7,253,574
INDUSTRIALS – (13.12%)
Capital Goods – (11.01%)
Brenntag AG (Germany)	38,150	1,722,016

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	April 30, 2020 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	Ferguson PLC (United Kingdom)	88,577	$6,399,237
	Safran S.A. (France)*	48,649	4,489,936
	Schneider Electric SE (France)	76,067	6,957,058
			19,568,247
Transportation – (2.11%)
	InterGlobe Aviation Ltd. (India)	283,624	3,750,431
		Total Industrials	23,318,678
INFORMATION TECHNOLOGY – (3.35%)
Technology Hardware & Equipment – (3.35%)
	Hollysys Automation Technologies Ltd. (China)	415,492	5,958,155
		Total Information Technology	5,958,155
	TOTAL COMMON STOCK – (Identified cost $167,170,210)		158,124,352
SHORT-TERM INVESTMENTS – (14.94%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 05/01/20, dated 04/30/20, repurchase value of $26,547,066 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 05/07/20-04/20/50, total market value $27,077,940)	$26,547,000	26,547,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $26,547,000)		26,547,000
	Total Investments – (103.89%) – (Identified cost $193,717,210)		184,671,352
	Liabilities Less Other Assets – (3.89%)		(6,911,533)
	Net Assets – (100.00%)		$177,759,819

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At April 30, 2020 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments):
Common stock	$225,520,452	$120,230,465	$220,907,001	$158,124,352
Repurchase agreements	5,658,000	1,633,000	4,503,000	26,547,000
Cash	109	680	321	252
Receivables:
Dividends and interest	103,837	251,386	77,493	166,069
Investment securities sold	–	–	11,560	75,231
Prepaid expenses	381	316	474	215
Total assets	231,282,779	122,115,847	225,499,849	184,913,119
LIABILITIES:
Payables:
Investment securities purchased	1,418,177	–	–	7,049,492
Accrued audit fees	8,813	8,813	8,813	8,813
Accrued accounting, custodian, and transfer agent fees	21,300	22,200	29,500	25,900
Accrued investment advisory fees	83,720	53,536	97,006	58,465
Other accrued expenses	10,451	10,091	8,595	10,630
Total liabilities	1,542,461	94,640	143,914	7,153,300
NET ASSETS	$229,740,318	$122,021,207	$225,355,935	$177,759,819
SHARES OUTSTANDING	10,300,000	6,700,000	10,300,000	10,900,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$22.30	$18.21	$21.88	$16.31
NET ASSETS CONSIST OF:
Paid-in capital	$224,303,082	$150,715,909	$257,493,047	$192,030,751
Distributable earnings (losses)	5,437,236	(28,694,702)	(32,137,112)	(14,270,932)
Net Assets	$229,740,318	$122,021,207	$225,355,935	$177,759,819
*Including:
Cost of common stock	$218,026,732	$149,609,595	$242,170,147	$167,170,210
Cost of repurchase agreements	5,658,000	1,633,000	4,503,000	26,547,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the six months ended April 30, 2020 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$1,171,127	$1,519,440	$850,844	$379,836
Interest	22,172	17,828	33,040	68,129
Total income	1,193,299	1,537,268	883,884	447,965
Expenses:
Investment advisory fees (Note 3)	560,262	391,030	633,109	385,742
Accounting, custodian, and transfer agent fees	32,578	32,730	43,291	39,925
Audit fees	8,813	8,813	8,813	8,813
Legal fees	5,537	3,960	6,117	3,740
Reports to shareholders	4,737	4,218	7,950	2,463
Trustees’ fees and expenses	8,047	6,173	8,704	5,896
Registration and filing fees	2,650	1,470	1,518	4,075
Miscellaneous	13,102	11,203	15,335	13,123
Total expenses	635,726	459,597	724,837	463,777
Net investment income (loss)	557,573	1,077,671	159,047	(15,812)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	(445,814)	177,342	4,230,911	812,959
Foreign currency transactions	581	2,982	(28,084)	(21,375)
Net realized gain (loss)	(445,233)	180,324	4,202,827	791,584
Net change in unrealized appreciation (depreciation)**	(16,309,382)	(36,311,859)	(16,006,705)	(12,006,838)
Net realized and unrealized loss on investments and foreign currency transactions	(16,754,615)	(36,131,535)	(11,803,878)	(11,215,254)
Net decrease in net assets resulting from operations	$(16,197,042)	$(35,053,864)	$(11,644,831)	$(11,231,066)

*Net of foreign taxes withheld of	$832	$23,049	$8,537	$32,283

**Net of deferred foreign taxes of	–	–	(81,624)	(136,398)

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the six months ended April 30, 2020 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income (loss)	$557,573	$1,077,671	$159,047	$(15,812)
Net realized gain (loss) from investments and foreign currency transactions	(445,233)	180,324	4,202,827	791,584
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(16,309,382)	(36,311,859)	(16,006,705)	(12,006,838)
Net decrease in net assets resulting from operations	(16,197,042)	(35,053,864)	(11,644,831)	(11,231,066)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(2,436,000)	(3,948,300)	(5,500,500)	(3,675,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,159,292	22,893,336	17,302,389	67,442,106
Cost of shares redeemed	(1,326,793)	(6,722,351)	–	(8,384,760)
Net increase in net assets resulting from capital share transactions	41,832,499	16,170,985	17,302,389	59,057,346
Total increase (decrease) in net assets	23,199,457	(22,831,179)	157,058	44,151,280
NET ASSETS:
Beginning of period	206,540,861	144,852,386	225,198,877	133,608,539
End of period	$229,740,318	$122,021,207	$225,355,935	$177,759,819
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,400,000	5,950,000	9,550,000	7,450,000
Shares sold	1,950,000	1,100,000	750,000	4,050,000
Shares redeemed	(50,000)	(350,000)	–	(600,000)
Shares outstanding, end of period	10,300,000	6,700,000	10,300,000	10,900,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2019

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,399,942	$2,280,789	$1,364,441	$1,135,391
Net realized gain (loss) from investments and foreign currency transactions	(755,259)	2,323,814	(12,632,857)	(3,087,110)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	22,238,298	6,290,320	24,956,854	13,218,861
Net increase in net assets resulting from operations	22,882,981	10,894,923	13,688,438	11,267,142
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(3,520,440)	(4,095,360)	(7,947,720)	(281,250)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	56,164,573	8,758,754	36,390,142	62,251,958
Cost of shares redeemed	–	(21,398,214)	(37,710,616)	–
Net increase (decrease) in net assets resulting from capital share transactions	56,164,573	(12,639,460)	(1,320,474)	62,251,958
Total increase (decrease) in net assets	75,527,114	(5,839,897)	4,420,244	73,237,850
NET ASSETS:
Beginning of year	131,013,747	150,692,283	220,778,633	60,370,689
End of year	$206,540,861	$144,852,386	$225,198,877	$133,608,539
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	5,750,000	6,550,000	9,800,000	3,700,000
Shares sold	2,650,000	400,000	1,600,000	3,750,000
Shares redeemed	–	(1,000,000)	(1,850,000)	–
Shares outstanding, end of year	8,400,000	5,950,000	9,550,000	7,450,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
April 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds, Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified, each an investment management company under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Funds cannot ensure that the investment objective of any of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of April 30, 2020 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$37,334,586	$2,869,949	$31,771,870	$11,674,640
Consumer Discretionary	46,833,885	–	70,757,832	56,952,044
Energy	3,896,528	–	4,617,991	3,705,491
Financials	95,808,993	117,360,516	66,005,663	49,261,770
Health Care	6,593,937	–	–	7,253,574
Industrials	25,258,987	–	24,988,974	23,318,678
Information Technology	9,793,536	–	22,764,671	5,958,155
Total Level 1	225,520,452	120,230,465	220,907,001	158,124,352
Level 2 – Other Significant Observable Inputs:
Short-term securities	5,658,000	1,633,000	4,503,000	26,547,000
Total Level 2	5,658,000	1,633,000	4,503,000	26,547,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$231,178,452	$121,863,465	$225,410,001	$184,671,352

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2020, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017 (Davis Select International ETF, 2018).

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2019, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards (No Expiration)
	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Worldwide ETF	International ETF
Short-term	$277,798	$4,756,126	$1,363,872
Long-term	546,796	6,669,675	2,327,698
Total	$824,594	$11,425,801	$3,691,570

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2020 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At April 30, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Unrealized appreciation	$30,732,863	$1,383,038	$30,716,862	$15,551,392
Unrealized depreciation	(24,436,657)	(30,954,103)	(55,343,467)	(26,859,477)
Net unrealized appreciation (depreciation)	$6,296,206	$(29,571,065)	$(24,626,605)	$(11,308,085)
Aggregate cost	$224,882,246	$151,434,530	$250,036,606	$195,979,437

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, corporate actions, in-kind transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2020 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term securities) during the six months ended April 30, 2020 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$19,187,696	$13,442,757	$40,025,238	$36,758,597
Proceeds from sales	17,677,190	18,158,479	34,713,969	18,757,761

The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the six months ended April 30, 2020 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$36,457,977	$16,695,116	$8,285,103	$32,042,877
Proceeds from in-kind redemptions	–	–	–	3,642,484

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2020, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	International ETF
31%	29%	35%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2021. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date without the consent of the Board of Trustees. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2020 (Unaudited)

NOTE 4 - CAPITAL STOCK

As of April 30, 2020, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day (“Creation Basket”). Authorized participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTE 5 - NEW PRONOUNCEMENT

In September 2019, the SEC voted to approve Rule 6c-11 for exchange-traded funds (“ETF Rule”). The new ETF Rule codifies exemptive relief, creating the ability for investment managers to launch ETFs structured as standalone open-end investment companies without having to obtain an order from the SEC Division of Investment Management. The ETF Rule also makes certain amendments to Form N-CEN, Form N-CSR, Form N-1A, Form N-8B-2, Form N-PORT, and Regulation S-X. The compliance date for the amendments is December 22, 2020. The Adviser is currently evaluating the amendments and their impacts, if any, on the Funds’ financial statements.

NOTE 6 - SIGNIFICANT EVENT

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2020[e]	$24.59	$0.07	$(2.07)	$(2.00)
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Period from January 11, 2017[g] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Six months ended April 30, 2020[e]	$24.34	$0.17	$(5.66)	$(5.49)
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Period from January 11, 2017[g] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Six months ended April 30, 2020[e]	$23.58	$0.02	$(1.15)	$(1.13)
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Period from January 11, 2017[g] to October 31, 2017	$20.15	$0.04	$4.91	$4.95
Davis Select International ETF:
Six months ended April 30, 2020[e]	$17.93	$–[i]	$(1.13)	$(1.13)
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67
Period from March 1, 2018[g] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.29)	$–	$(0.29)	$22.30	(8.27)%	$22.32	(8.22)%	$229,740	0.62%[f]	0.62%[f]	0.55%[f]	9%
$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%
$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%
$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%[f]	0.60%[f]	0.75%[f]	6%

$(0.36)	$(0.28)	$(0.64)	$18.21	(23.31)%	$18.22	(23.33)%	$122,021	0.65%[f]	0.65%[f]	1.52%[f]	10%
$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%
$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%[h]	$150,692	0.64%	0.64%	1.22%	20%
$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%[f]	0.65%[f]	0.81%[f]	13%

$(0.57)	$–	$(0.57)	$21.88	(5.12)%	$21.81	(5.50)%	$225,356	0.63%[f]	0.63%[f]	0.14%[f]	15%
$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%
$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%
$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%[f]	0.65%[f]	0.19%[f]	14%

$(0.49)	$–	$(0.49)	$16.31	(6.73)%	$16.23	(7.42)%	$177,760	0.66%[f]	0.66%[f]	(0.02)%[f]	14%
$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%
$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[f]	0.75%[f]	1.05%[f]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

[g]	Commencement of investment operations is the date the initial creation units were established.

[h]	Down less than 0.005%.

[i]	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	Director, Davis Funds SICAV

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Chief Operating Officer, Davis Selected Advisers, L.P.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the 1940 Act.

Officers

Christopher C. Davis (born 07/13/65, Officer of Davis Fundamental ETF Trust since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Officer of Davis Fundamental ETF Trust since 2016). Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Officer of Davis Fundamental ETF Trust since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Randi J. Roessler (born 06/26/81, Officer of Davis Fundamental ETF Trust since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Ryan M. Charles (born 07/25/78, Officer of Davis Fundamental ETF Trust since 2016). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 26, 2020

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: June 26, 2020